SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)		6 Months Ended
	Jan. 08, 2024	Jun. 30, 2025	Dec. 31, 2024	Mar. 27, 2023
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	500,000,000
Common stock, par value	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.001
Forward stock split	1:4
Authorized share capital	$ 500,000			$ 500,000
Voting rights		Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.
Xiaoyan Liao [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	3,298,095
Chun Seong Ng [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	936,869
Teck Shen Tang [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	278,250
Ease Joy [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	250,425
Novel Challenge [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	250,425
Ace Champion [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	275,468
Falcon Summit [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	275,468